Financial instruments (Details 10) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financial assets at amortised cost
Interest income on bank deposits	₨ 82,675	₨ 45,060	₨ 56,134
Interest income from other financial assets	55,511	28,517	26,700
Impairment loss of trade receivables	(371,890)	(433,723)	(755,495)
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	(25,263)	(16,879)	8,079
Financial liabilities at amortised cost
Interest expenses on lease obligations	(191,911)	(185,092)	(178,300)
Interest expenses on borrowings from banks, others and overdrafts	₨ (1,313,494)	₨ (805,170)	₨ (714,121)